Oaktree Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

March 5, 2018

FILED VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	Oaktree Funds (the “Company”)
File Nos.: 333-198731 and 811-22997

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Company hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated February 28, 2018, and filed electronically as Post-Effective Amendment No. 6 to the Trust’s Registration Statement on Form N-1A on February 23, 2018.

Please direct any inquiries regarding this filing to me at (414) 765-6316.  Thank you for your assistance with respect to this matter.

Sincerely,

/s/ Michael Quebbemann
Michael Quebbemann
For U.S. Bancorp Fund Services, LLC
as administrator to the Company